NOTES PAYABLE - CURRENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NOTES PAYABLE - CURRENT (Tables)
Original Issue Discount	$ 44,800
Convertible Promissory Note	$ 448,000
Interest Rate	8.00%
Monthly Payments Of Principal And Interest	$ 53,760
Conversion Price	$ 0.10
Finder's Fee	$ 20,160
Legal Fees	5,000
Obligated Unrelated Third Parties	$ 150,000	$ 150,000
Unsecured Conversion Price	$ 0.05
Notes Bear Interest	6.00%